ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares outstanding	172,111,890
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	101,974,316	100,077,116
Ordinary shares, shares outstanding	98,806,602	99,553,256
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	73,305,288	73,305,288
Ordinary shares, shares outstanding	73,305,288	73,305,288
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	101,974,316	100,077,116
Ordinary shares, shares outstanding	98,806,602	99,553,256
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	73,305,288	73,305,288
Ordinary shares, shares outstanding	73,305,288	73,305,288